Share capital (Tables)	6 Months Ended
Sep. 30, 2024
Share capital
Schedule of common shares

	2024
Common shares	Number	Amount ($)
Opening balance April 1	178,542	46,125,397
Shares issued on conversion of convertible note	153,093	4,129,524
Shares issued for ELOC	189,928	1,999,777
Warrant exchange	8,800	192,060
Shares issued to third party advisors	4,667	241,379
Shares issued on conversion of promissory notes	70,759	530,692
Share issuance costs	—	(278,141)
Balance as at September 30,	605,789	52,940,688